Restructuring Charges - Restructuring Related Balance sheet Accounts (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Balance at December 31, 2016	$ 2,564
Costs incurred and charged to expense	840
Cash payments	(3,194)
Non-cash items	(210)
One-time Termination Benefits [Member]
Balance at December 31, 2016	2,564
Costs incurred and charged to expense	512
Cash payments	(3,076)
Asset Impairment and Net Gain Loss On Sale Or Disposal [Member]
Costs incurred and charged to expense	210
Non-cash items	(210)
Other Restructuring [Member]
Costs incurred and charged to expense	118
Cash payments	$ (118)